LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
Long-term investments
LONG-TERM INVESTMENTS

8. LONG-TERM INVESTMENTS

Long-term investments as of December 31, 2017 and 2018 were as follows:

	As of December 31,
	2017	2018
Equity securities without a readily determinable fair value:
Xixi	11,000	11,000
Longyan Huiyuan	140	140
Total	11,140	11,140

In June 2015, the Group purchased 5.21% equity interest in Shanghai Xixi Maternal and Baby Care Service Co., Ltd. ("Xixi") at the consideration of RMB11,000. In September 2017, the Group purchased 1% equity interest in Longyan Huiyuan Pharmacy Co., Ltd. ("Longyan Huiyuan") at the consideration of RMB140.  The Group measures its equity securities without a  readily determinable fair value at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.